Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	11-K
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Entity Central Index Key	0000075362
Entity Registrant Name	PACCAR INC
Amendment Flag	false
Document Fiscal Period Focus	FY